UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust
(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York	10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: November 30 (MainStay Cushing Energy Income Fund, MainStay Cushing MLP Premier Fund, MainStay Cushing Renaissance Advantage Fund)

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

The schedule of investments for the period ended August 31, 2018 is filed herewith.

Mainstay Cushing Energy Income Fund

Portfolio of Investments August 31, 2018 (Unaudited)

	Common Stocks 65.8% †	Shares	Value
	Exploration & Production 52.3%
	Canada 9.2%
	Canadian Natural Resources Ltd.	26,805	$915,927
♦	Suncor Energy, Inc.	58,733	2,418,625
	Vermilion Energy, Inc.	26,937	853,903
	France 5.4%
♦	Total S.A.	39,358	2,469,321
	Netherlands 4.9%
♦	Royal Dutch Shell PLC	34,147	2,227,409
	United Kingdom 4.8%
♦	BP PLC	51,713	2,217,453
	United States 28.0%
♦	Cabot Oil & Gas Corporation	105,077	2,503,985
	Chevron Corporation	12,000	1,421,520
♦	EOG Resources, Inc.	17,356	2,052,000
	Extraction Oil & Gas, Inc. (a)	78,579	907,587
	Noble Energy, Inc.	47,455	1,410,363
	Occidental Petroleum Corporation	18,606	1,486,061
	Parsley Energy, Inc. (a)	53,649	1,489,833
	Pioneer Natural Resource Company	8,990	1,570,553
			23,944,540
	General Partners 10.8%
	United States 10.8%
	ONEOK, Inc.	29,000	1,911,390
♦	Targa Resources Corporation	55,082	3,033,366
			4,944,756
	Oil & Gas Refining & Marketing 2.7%
	United States 2.7%
	WPX Energy, Inc. (a)	66,000	1,258,620

	Total Common Stocks (Cost $23,575,441)		30,147,916

	Convertible Preferred Stocks 3.7%
	Large Cap Diversified 3.7%
	United States 3.7%
	Kinder Morgan, Inc.	50,000	1,670,500

	Total Convertible Preferred Stocks (Cost $2,382,994)		1,670,500

	MLP Investments and Related Companies 22.0%
	Large Cap Diversified 6.2%
	United States 6.2%
♦	Energy Transfer Partners, L.P.	125,858	2,838,098

	Natural Gas Gatherers & Processors 5.0%
	United States 5.0%
♦	DCP Midstream Partners, L.P.	56,000	2,307,760

	Shipping 6.8%
	Republic of the Marshall Islands 6.8%
♦	GasLog Partners, L.P.	92,698	2,252,561
	Golar LNG Partners, L.P.	64,500	872,040
			3,124,601
	Upstream 4.0%
	United States 4.0%
	Mid-Con Energy Partners, L.P. (b)(c)	348,837	530,232
	Viper Energy Partners, L.P.	33,169	1,290,606
			1,820,838
	Total MLP Investments and Related Companies (Cost $9,032,833)		10,091,297

	Fixed Income 6.1%	Principal Amount
	Exploration & Production 1.1%
	United States 1.1%
	Bill Barrett Corporation
	7.00%, 10/15/2022	500,000	502,500
	Oil & Gas Exploration & Production 2.5%
	United States 2.5%
	Sanchez Energy Corporation (d)
	6.13%, 01/15/2023	2,000,000	1,139,300
	Upstream 2.5%
	United States 2.5%
	Legacy Reserves, L.P. (d)
	6.63%, 12/01/2021	1,500,000	1,170,000
	Total Fixed Income (Cost $3,598,725)		2,811,800

	Short-Term Investments - Investment Companies 2.5%	Shares
	United States 2.5%
	Fidelity Government Portfolio Fund - Institutional Class, 1.82% (e)	280,851	280,851
	First American Prime Obligations Fund - Class Z, 1.80% (e)	280,851	280,851
	Invesco Short-Term Government & Agency Portfolio - Institutional Class, 1.85% (e)	280,851	280,851
	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.84% (e)	280,851	280,851

	Total Short-Term Investments - Investment Companies (Cost $1,123,404)		1,123,404

	Total Investments (Cost $39,713,397)	100.1%	45,844,917
	Other Assets, Less Liabilities	(0.1)	(25,105)
	Net Assets	100.0%	$45,819,812

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Fund's 10 largest holdings or issuers held, as of August 31, 2018, excluding short-term investments. May be subject to change daily.
(a)	No distribution or dividend was made during the period ended August 31, 2018. As such, it is classified as a non-income producing security as of August 31, 2018.
(b)	Illiquid security - As of August 31, 2018, the total market value of securities deemed illiquid under procedures approved by the Board of Trustees was $530,232, which represented 1.16% of the Fund's net assets.
(c)	Fair Value Security - represents fair value measured in good faith under procedures approved by the Board of Trustees. As of August 31, 2018, the total market value of these securities was $530,232, which represented 1.16% of the Fund's net assets.
(d)	May be sold to Institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended
(e)	Rate reported is the current yield as of August 31, 2018.

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other		Significant
	Markets for	Observable		Unobservable
	Identical Assets	Inputs		Inputs
Description	(Level 1)	(Level 2)		(Level 3)	Total
Investments in Securities (a)
Common Stocks	$30,147,916	$–		$–	$30,147,916
Convertible Preferred Stocks	1,670,500	–		–	1,670,500
MLP Investments and Related Companies	9,561,065	530,232	(b)	–	10,091,297
Fixed Income	–	2,811,800		–	2,811,800
Short-Term Investments - Investment Companies	1,123,404	–		–	1,123,404
Total Investments in Securities	$42,502,885	$3,342,032		$–	$45,844,917

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 2 security valued at $530,232 is held in Upstream within the MLP Investments and Related Companies section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended August 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of August 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Mainstay Cushing MLP Premier Fund

Portfolio of Investments August 31, 2018 (Unaudited)

	Common Stocks 25.8% †	Shares	Value
	Diversified General Partners 13.0%
	United States 13.0%
♦	ONEOK, Inc.	1,117,876	$73,679,207
♦	Williams Companies, Inc.	3,993,964	118,181,395
			191,860,602
	General Partners 6.2%
	United States 6.2%
♦	Targa Resources Corporation	1,674,975	92,240,873

	Large Cap Diversified 3.8%
	United States 3.8%
	Kinder Morgan, Inc.	3,210,000	56,817,000

	Natural Gas Gatherers & Processors 2.8%
	Canada 2.8%
	Pembina Pipeline Corporation	1,200,000	40,944,000

	Total Common Stocks (Cost $328,410,277)		381,862,475

	MLP Investments and Related Companies 71.9%
	Crude Oil & Refined Products 7.2%
	United States 7.2%
♦	MPLX, L.P.	1,918,126	68,035,929
	NuStar Energy, L.P.	1,400,000	38,752,000
			106,787,929
	General Partners 7.8%
	United States 7.8%
	Alliance Resource Partners, L.P.	1,400,000	28,140,000
♦	Crestwood Equity Partners, L.P.	1,545,000	58,092,000
	Energy Transfer Equity, L.P.	1,677,200	29,351,000
			115,583,000
	Large Cap Diversified 24.3%
	United States 24.3%
♦	Energy Transfer Partners, L.P.	6,756,368	152,356,098
♦	Enterprise Products Partners, L.P.	4,159,750	118,968,850
	Magellan Midstream Partners, L.P.	381,615	26,045,224
♦	Plains All American Pipeline, L.P.	2,347,905	61,327,279
			358,697,451
	Natural Gas Gatherers & Processors 21.6%
	United States 21.6%
	Antero Midstream Partners, L.P.	1,405,103	41,127,365
♦	DCP Midstream Partners, L.P.	1,941,000	79,988,610
	Enable Midstream Partners, L.P.	2,275,000	35,421,750
♦	EnLink Midstream Partners, L.P.	5,051,700	89,920,260
	Noble Midstream Partners, L.P.	150,000	6,570,000
	Summit Midstream Partners, L.P.	1,016,000	16,408,400
	Western Gas Partners, L.P.	1,018,600	49,758,610
			319,194,995
	Natural Gas Transportation & Storage 2.9%
	United States 2.9%
	EQT Midstream Partners, L.P.	500,000	28,580,000
	Tallgrass Energy, L.P.	600,000	14,754,000
			43,334,000
	Oil & Gas Storage & Transportation 3.6%
	United States 3.6%
	Phillips 66 Partners, L.P.	1,022,000	52,592,120

	Shipping 1.5%
	Republic of the Marshall Islands 1.5%
	Golar LNG Partners, L.P.	1,625,000	21,970,000

	Utilities 3.0%
	United States 3.0%
	NextEra Energy Partners, L.P.	900,000	43,650,000

	Total MLP Investments and Related Companies (Cost $816,663,316)		1,061,809,495

	Preferred Stocks 0.9%
	Crude Oil & Refined Products 0.9%
	United States 0.9%
	Blueknight Energy Partners, L.P. (a)	1,902,541	12,689,949

	Total Preferred Stocks (Cost $13,682,433)		12,689,949

	Short-Term Investments - Investment Companies 2.6%
	United States 2.6%
	Fidelity Government Portfolio Fund - Institutional Class, 1.82% (b)	6,340,506	6,340,506
	First American Prime Obligations Fund - Class Z, 1.80% (b)	6,341,506	6,341,506
	Invesco Short-Term Government & Agency Portfolio - Institutional Class, 1.85% (b)	20,009,728	20,009,728
	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.84% (b)	6,341,506	6,341,505

	Total Short-Term Investments - Investment Companies (Cost $39,033,245)		39,033,245

	Total Investments (Cost $1,197,789,271)	101.2%	1,495,395,164
	Other Assets, Less Liabilities	(1.2)	(17,554,396)
	Net Assets	100.0%	$1,477,840,768

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Fund's 10 largest holdings or issuers held, as of August 31, 2018, excluding short-term investments. May be subject to change daily.
(a)	Illiquid security - As of August 31, 2018, the total market value of securities deemed illiquid under procedures approved by the Board of Trustees was $12,689,949, which represented 0.86% of the Fund's net assets.
(b)	Rate reported is the current yield as of August 31, 2018.

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$381,862,475	$–	$–	$381,862,475
MLP Investments and Related Companies	1,061,809,495	–	–	1,061,809,495
Preferred Stocks	12,689,949	–	–	12,689,949
Short-Term Investments - Investment Companies	39,033,245	–	–	39,033,245
Total Investments in Securities	$1,495,395,164	$–	$–	$1,495,395,164

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended August 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of August 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Mainstay Cushing Renaissance Advantage Fund

Portfolio of Investments August 31, 2018 (Unaudited)

	Common Stocks 90.1% †	Shares	Value
	Chemicals 2.0%
	United Kingdom 1.0%
	Venator Materials PLC (a)	91,863	$1,109,705
	United States 1.0%
	Westlake Chemical Corporation	11,292	1,067,885
			2,177,590
	Construction & Engineering 2.0%
	United States 2.0%
	Quanta Services, Inc. (a)	65,224	2,256,098

	Exploration & Production 14.8%
	Canada 0.5%
	Vermilion Energy, Inc.	17,214	545,684
	United States 14.3%
	Antero Resources Corporation (a)	109,781	2,032,046
	Centennial Resource Development, Inc. (a)	109,327	2,106,731
♦	Devon Energy Corporation	70,271	3,016,734
	Extraction Oil & Gas, Inc. (a)	102,439	1,183,170
	Jagged Peak Energy, Inc. (a)	55,347	731,134
	Newfield Exploration Company (a)	82,364	2,246,890
	Parsley Energy, Inc. (a)	83,983	2,332,208
	Tellurian, Inc. (a)	237,004	2,291,829
			16,486,426
	General Partners 3.0%
	United States 3.0%
	Targa Resources Corporation	18,445	1,015,766
	Williams Companies, Inc.	79,137	2,341,664
			3,357,430
	Industrials 18.4%
	Ireland 2.9%
♦	Eaton Corporation PLC	38,306	3,184,761
	United States 15.5%
	Daseke, Inc. (a)	112,148	1,008,210
♦	Emerson Electric Company	40,479	3,105,954
♦	Jacobs Engineering Group, Inc.	42,791	3,110,478
♦	Knight-Swift Transportation Holdings, Inc.	111,668	3,811,229
	Parker Hannifin Corporation	13,509	2,372,180
	Rockwell Automation, Inc.	9,136	1,653,251
	Stanley Black & Decker, Inc.	8,264	1,161,340
	Trinity Industrials, Inc.	29,416	1,054,269
			20,461,672
	Machinery 8.9%
	United States 8.9%
	Cactus, Inc. (a)	25,642	876,444
	Caterpillar, Inc.	9,663	1,341,707
	Deere & Company	13,073	1,879,897
	Manitowoc Company, Inc. (a)	41,699	967,000
	Oshkosh Corporation	23,611	1,658,909
♦	Xylem, Inc.	41,910	3,181,388
			9,905,345
	Mining, Quarrying, and Oil and Gas Extraction 1.1%
	United States 1.1%
	Whiting Petroleum Corporation (a)	24,511	1,247,855

	Natural Gas Gatherers & Processors 1.3%
	Canada 1.3%
	Pembina Pipeline Corporation	40,809	1,392,403

	Oil & Gas Equipment & Services 10.8%
	Ireland 1.0%
	Weatherford International PLC (a)	443,982	1,074,436
	Panama 1.1%
	McDermott International, Inc. (a)	65,887	1,274,255
	United Kingdom 2.6%
	TechnipFMC PLC	93,153	2,853,276
	United States 6.1%
	Apergy Corporation (a)	30,221	1,366,594
	C&J Energy Services, Inc. (a)	61,670	1,291,986
	Gardner Denver Holdings, Inc. (a)	45,337	1,267,623
	Keane Group, Inc. (a)	154,847	1,901,521
	ProPetro Holding Corporation (a)	64,660	984,125
			12,013,816
	Oil & Gas Refining & Marketing 3.8%
	United States 3.8%
	CVR Energy, Inc.	56,178	2,137,573
	Valero Energy Corporation	17,731	2,090,130
			4,227,703
	Oil & Gas Services 1.0%
	United States 1.0%
	Patterson Utilities Energy, Inc.	63,261	1,083,661

	Oil & Gas Storage & Transportation 5.0%
	United States 5.0%
♦	Cheniere Energy, Inc. (a)	62,159	4,160,302
	Kinder Morgan, Inc.	82,420	1,458,834
			5,619,136
	Oil Services 1.4%
	United States 1.4%
	Halliburton Company	40,072	1,598,472

	Shipping 3.4%
	Bermuda 3.4%
♦	Golar LNG Ltd.	148,478	3,795,098

	Trading Companies & Distributors 4.9%
	United States 4.9%
	Rush Enterprises, Inc.	25,334	1,088,349
♦	United Rentals, Inc. (a)	28,205	4,396,313
			5,484,662
	Transportation 6.8%
	United States 6.8%
	Kirby Corporation (a)	12,968	1,132,106
	Southwest Airlines Company	18,539	1,136,441
♦	XPO Logistics, Inc. (a)	50,138	5,339,697
			7,608,244
	Utilities 1.5%
	United States 1.5%
	PPL Corporation	57,009	1,695,448

	Total Common Stocks (Cost $90,539,043)		100,411,059

	MLP Investments and Related Companies 9.0%
	Crude Oil & Refined Products 1.0%
	United States 1.0%
	MPLX, L.P.	30,812	1,092,902

	Large Cap Diversified 2.7%
	United States 2.7%
	Energy Transfer Partners, L.P.	83,913	1,892,227
	Plains All American Pipeline, L.P.	42,595	1,112,581
			3,004,808
	Natural Gas Gatherers & Processors 3.7%
	United States 3.7%
	DCP Midstream Partners, L.P.	42,249	1,741,081
	EnLink Midstream Partners, L.P.	61,941	1,102,550
	Western Gas Partners, L.P.	27,186	1,328,036
			4,171,667
	Shipping 0.8%
	Republic of the Marshall Islands 0.8%
	GasLog Partners, L.P.	37,016	899,489

	Utilities 0.8%
	United States 0.8%
	NextEra Energy Partners, L.P.	17,841	865,289

	Total MLP Investments and Related Companies (Cost $8,364,127)		10,034,155

	Short-Term Investments - Investment Companies 1.4%
	United States 1.4%
	Fidelity Government Portfolio Fund - Institutional Class, 1.82% (b)	385,378	385,378
	First American Prime Obligations Fund - Class Z, 1.80% (b)	385,378	385,378
	Invesco Short-Term Government & Agency Portfolio - Institutional Class, 1.85% (b)	385,378	385,378
	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.84% (b)	385,378	385,378

	Total Short-Term Investments - Investment Companies (Cost $1,541,512)		1,541,512

	Total Investments (Cost $100,444,682)	100.5%	111,986,726
	Other Assets, Less Liabilities	(0.5)	(558,709)
	Net Assets	100.0%	$111,428,017

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Fund's 10 largest holdings or issuers held, as of August 31, 2018, excluding short-term investments. May be subject to change daily.
(a)	No distribution or dividend was made during the period ended August 31, 2018. As such, it is classified as a non-income producing security as of August 31, 2018.
(b)	Rate reported is the current yield as of August 31, 2018.

The following is a summary of the fair valuations according to the inputs used as of August 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$100,411,059	$–	$–	$100,411,059
MLP Investments and Related Companies	10,034,155	–	–	10,034,155
Short-Term Investments - Investment Companies	1,541,512	–	–	1,541,512
Total Investments in Securities	$111,986,726	$-	$–	$111,986,726

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended August 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of August 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS August 31, 2018 (Unaudited)

SECURITIES VALUATION

This report is exclusively for MainStay Cushing Energy Income, MainStay Cushing MLP Premier and MainStay Cushing Renaissance Advantage Funds (collectively referred to as the “MainStay Cushing Funds”).

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the MainStay Cushing Funds are open for business ("valuation date").

The Board of Trustees (the "Board”) of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of each MainStay Cushing Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Trust (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including fair value measurements for the MainStay Cushing Funds’ assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to each MainStay Cushing Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor, or the MainStay Cushing Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering relevant information that is reasonably available and deemed relevant by the Valuation. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted by the Valuation Committee to the Board for its review and ratification, (if appropriate) to the valuation committee and the board at the next regularly scheduled meeting.

“Fair value” is defined as the price a MainStay Cushing Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each MainStay Cushing Fund. Unobservable inputs reflect each MainStay Cushing Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each MainStay Cushing Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of August 31, 2018, the aggregate value by input level of each MainStay Cushing Fund’s assets and liabilities is included at the end of each MainStay Cushing Fund’s Portfolio of Investments.

The MainStay Cushing Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker/Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Monthly payment information
• Comparable bonds

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the MainStay Cushing Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The MainStay Cushing Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of the security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the MainStay Cushing Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the MainStay Cushing Funds' valuation procedures are designed to value a security at the price a MainStay Cushing Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination would, in fact, approximate the amount that a MainStay Cushing Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended August 31, 2018, there were no material changes to the fair value methodologies.

Certain securities held by the MainStay Cushing Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the MainStay Cushing Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of August 31, 2018, securities that were fair valued in such a manner are shown in the applicable MainStay Cushing Fund’s Portfolio of Investments.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of August 31, 2018, the MainStay Cushing Funds did not hold any securities that were fair valued in such a manner.

Equity securities and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Lever 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such a method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. These securities are generally categorized as Level 2 in the hierarchy.

A MainStay Cushing Fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a MainStay Cushing Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a MainStay Cushing Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a MainStay Cushing Fund. Under the supervision of the Board, the Manager or Subadvisor determine the liquidity of a MainStay Cushing Fund’s investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each MainStay Cushing Fund’s investments, as shown in their respective Portfolio of Investments, was determined as of August 31, 2018 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of August 31, 2018, securities deemed to be illiquid under procedures approved by the Board are shown in the applicable MainStay Cushing Fund’s Portfolio of Investments.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By: /s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer
Date:	October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer
Date:	October 24, 2018

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	October 24, 2018